Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our management is responsible for reviewing the company’s cybersecurity risk management and control systems in relation to the financial reporting, including the company’s cybersecurity strategy. As part of the overall risk management system and process, we maintain a processes to assess, identify and manage significant risks from cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft, fraud, extortion, harm to employees or customers, violations of privacy laws and other litigation and legal risks, and reputational risks. We assess and manage cybersecurity risks through management. Every year, the management carries on the relevant risks (including network security risks) and identify and prevent risks to all employees of the company. In this sense, risks related to cybersecurity have been categorized as “highly relevant” risks to the company. Our IT technicians are responsible for targeted and regular monitoring of cybersecurity risks. They continuously monitor cybersecurity risks and countermeasures to defend against such threats, and in the event of a cybersecurity threat or cybersecurity incident, inform management and our board of directors. Our management and the individual risk owners of the main departments will carry out a comprehensive network security risk analysis for both internal and external risks as appropriate. According to the priority of the cybersecurity risks as result of the risk evaluation, risks are addressed by concrete actions and, if appropriate and possible, necessary countermeasures. In order to be able to react quickly and flexibly to cybersecurity.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	They continuously monitor cybersecurity risks and countermeasures to defend against such threats, and in the event of a cybersecurity threat or cybersecurity incident, inform management and our board of directors.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true